Cover Page Document	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Cricut, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40257
Entity Tax Identification Number	87-0282025
Entity Address, Address Line One	10855 South River Front Parkway
Entity Address, City or Town	South Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84095
City Area Code	385
Local Phone Number	351-0633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	CRCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001828962
Amendment Flag	false